LOANS, FINANCING AND DEBENTURES - Changes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
LOANS, FINANCING AND DEBENTURES
Balance at beginning of the period	R$ 8,461,841	R$ 9,224,074
Additions	525,069	3,640,782
Government grants (Note 21)	(40)	(1,581)
Financial charges (Note 27)	510,398	932,727	R$ 1,061,098
Issue costs	1,471	(4,926)
Foreign exchange variation (Note 27)	28,848	15,846
Write-offs (payments)	(3,388,150)	(5,345,081)
Balance at end of the period	6,139,437	8,461,841	9,224,074
Loans and financing
LOANS, FINANCING AND DEBENTURES
Balance at beginning of the period	2,502,346	4,158,015
Additions		55,876
Government grants (Note 21)	(40)	(1,581)
Financial charges (Note 27)	169,771	300,153
Foreign exchange variation (Note 27)	28,848	15,846
Write-offs (payments)	(1,118,355)	(2,025,963)
Balance at end of the period	1,582,570	2,502,346	4,158,015
Debentures
LOANS, FINANCING AND DEBENTURES
Balance at beginning of the period	4,520,739	3,554,307
Additions		3,000,000
Financial charges (Note 27)	242,415	485,295
Issue costs	1,471	(4,926)
Write-offs (payments)	(1,590,715)	(2,513,937)
Balance at end of the period	3,173,910	4,520,739	3,554,307
Finance lease
LOANS, FINANCING AND DEBENTURES
Balance at beginning of the period	385,460	374,428
Additions	18,672	13,462
Financial charges (Note 27)	45,501	45,265
Write-offs (payments)	(56,606)	(47,695)
Balance at end of the period	393,027	385,460	374,428
Financing - Suppliers
LOANS, FINANCING AND DEBENTURES
Balance at beginning of the period	607,152	722,591
Additions	506,397	571,444
Financial charges (Note 27)	33,169	70,603
Write-offs (payments)	(622,474)	(757,486)
Balance at end of the period	524,244	607,152	722,591
Contingent consideration
LOANS, FINANCING AND DEBENTURES
Balance at beginning of the period	446,144	414,733
Financial charges (Note 27)	19,542	31,411
Balance at end of the period	R$ 465,686	R$ 446,144	R$ 414,733